Inventories (Details) - Schedule of Inventory Adjustments Provision under Cost of Sales - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Adjustments Provision Under Cost Of Sales Abstract
Balance at the beginning of the period	$ (57,062)	$ (59,525)	$ (59,525)	$ (44,555)	$ (35,101)
Additions	(15,593)	(33,769)	(54,945)	(57,803)	(43,066)
Write-off	29,089	36,626	61,045	44,639	32,789
Exchange rate variation	$ 2,320	$ (3,138)	(3,637)	(1,806)	823
Balance at the end of the period			$ (57,062)	$ (59,525)	$ (44,555)